Schedule of Investments (unaudited) June 30, 2021	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Private Equity Investments

Direct Investments — 19.8%(a)(b)

Commercial Services & Supplies — 4.0%
NP Salon Co-Investment LP I (Acquired 04/08/21, Cost: $2,000,000)	—	(c)	$2,000,000

Health Care Providers & Services — 1.9%
Atlas Co-Investment Fund 2, L.P. (Acquired 06/30/21, Cost: $946,673)	—	(c)	944,650

Household Durables — 3.3%
SL Riviera Investors 2021 LP (Acquired 04/14/21, Cost: $1,654,145)	—	(c)	1,654,145

Internet & Direct Marketing Retail — 4.0%
Attentive Mobile, Inc.
Common Shares (Acquired 04/16/21, Cost: $1,310,353)	28,701		1,310,353
Preferred A1 Shares (Acquired 04/16/21, Cost: $595,026)	13,033		595,026
Preferred B Shares (Acquired 04/16/21, Cost: $94,643)	2,073		94,643

			2,000,022

Media — 6.6%
RB Rouge Co-Invest B, LP (Acquired 03/30/21, Cost: $3,000,000)	—	(c)	3,300,000

Total Direct Investments — 19.8%			9,898,817

Total Private Equity Investments — 19.8% (Cost: $9,600,840)			9,898,817

	Par (000)

Asset-Backed Securities
Battalion CLO XIX Ltd., Series 2021-19A, Class B, (3 mo. LIBOR US + 1.60%), 1.78%, 04/15/34(d)(e)	$1,000		995,440
Dryden 58 CLO Ltd., Series 2018-58A, Class B, (3 mo. LIBOR US + 1.50%), 1.69%, 07/17/31(d)(e)	750		748,039
Galaxy XXVII CLO Ltd., Series 2018-27A, Class C, (3 mo. LIBOR US + 1.80%), 1.96%, 05/16/31(d)(e)	700		697,961
Palmer Square CLO Ltd.(d)(e)
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 1.64%, 04/18/31	1,000		995,113
Series 2018-1A, Class B, (3 mo. LIBOR US + 1.75%), 1.94%, 04/18/31	750		747,962
Signal Peak CLO 8 Ltd., Series 2018-8A, Class C, (3 mo. LIBOR US + 2.00%), 2.19%, 04/20/33(d)(e)	750		747,342

Total Asset-Backed Securities — 9.9% (Cost: $4,941,805)			4,931,857

Corporate Bonds

Building Materials(e) — 1.0%
Builders FirstSource, Inc., 6.75%, 06/01/27	182		194,968
Jeld-Wen, Inc., 6.25%, 05/15/25	275		293,290

			488,258

Containers & Packaging — 0.2%
Sealed Air Corp., 5.13%, 12/01/24(e)	90		97,987

Security	Par (000)	Value

Diversified Telecommunication Services — 0.6%
Lumen Technologies, Inc., Series W, 6.75%, 12/01/23	$265	$293,880

Electronic Equipment, Instruments & Components — 0.6%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/25	284	296,780

Environmental, Maintenance, & Security Service(e) — 1.2%
Clean Harbors, Inc., 4.88%, 07/15/27	285	298,537
GFL Environmental, Inc., 5.13%, 12/15/26	281	297,276

		595,813

Equity Real Estate Investment Trusts (REITs) — 1.2%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.63%, 05/01/24	272	294,563
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	279	295,765

		590,328

Food Products — 0.3%
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(e)	137	149,844

Health Care Providers & Services — 2.1%
Centene Corp., 4.25%, 12/15/27	282	297,157
HCA, Inc., 5.38%, 02/01/25	267	301,176
Teleflex, Inc., 4.63%, 11/15/27	278	296,123
Tenet Healthcare Corp., 4.63%, 09/01/24(e)	146	149,849

		1,044,305

Health Care Technology — 0.4%
IQVIA, Inc., 5.00%, 05/15/27(e)	224	234,640

Hotels, Restaurants & Leisure(e) — 1.1%
1011778 BC ULC/New Red Finance, Inc., 5.75%, 04/15/25	275	291,159
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/25	279	293,647

		584,806

Independent Power and Renewable Electricity Producers — 0.7%
Clearway Energy Operating LLC, 4.75%, 03/15/28(e)	334	350,282

Interactive Media & Services — 0.6%
Netflix, Inc., 5.88%, 02/15/25	255	294,673

Internet Software & Services — 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(e)	141	148,050

IT Services — 0.6%
Dun & Bradstreet Corp., 6.88%, 08/15/26(e)	279	295,740

Media(e) — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27	280	293,692
Sirius XM Radio, Inc., 5.38%, 07/15/26	288	297,360
Videotron Ltd., 5.38%, 06/15/24	270	295,650

		886,702

Metals & Mining — 0.6%
Arconic Corp., 6.00%, 05/15/25(e)	138	147,077
Freeport-McMoRan, Inc., 4.13%, 03/01/28	143	149,256

		296,333

Oil, Gas & Consumable Fuels — 0.6%
Cheniere Energy Partners LP, 5.63%, 10/01/26	289	299,837

1

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 0.6%
Bausch Health Cos., Inc., 5.75%, 08/15/27(e)	$277	$294,002

Semiconductors & Semiconductor Equipment — 1.2%
Microchip Technology, Inc., 4.25%, 09/01/25	285	299,212
Sensata Technologies BV, 5.63%, 11/01/24(e)	264	293,370

		592,582

Software — 1.9%
CDK Global, Inc., 4.88%, 06/01/27	282	298,215
MSCI, Inc., 5.38%, 05/15/27(e)	275	292,875
Nuance Communications, Inc., 5.63%, 12/15/26	142	147,934
PTC, Inc., 3.63%, 02/15/25(e)	195	200,850

		939,874

Textiles, Apparel & Luxury Goods(e) — 0.6%
Hanesbrands, Inc., 5.38%, 05/15/25	139	147,166
William Carter Co., 5.50%, 05/15/25	140	148,122

		295,288

Wireless Telecommunication Services — 1.2%
Sprint Corp., 7.13%, 06/15/24	193	222,674
T-Mobile USA, Inc., 4.75%, 02/01/28	93	99,626
VICI Properties LP/VICI Note Co., Inc., 3.50%, 02/15/25(e)	294	299,804

		622,104

Total Corporate Bonds — 19.4% (Cost: $9,655,842)		9,692,108

Floating Rate Loan Interests(d)

Air Freight & Logistics — 0.6%
XPO Logistics, Inc., 2018 Term Loan B, (3 mo. LIBOR + 1.75%), 1.88%, 02/24/25	300	298,533

Airlines — 0.3%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28	43	44,795
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28	116	117,124

		161,919

Building Materials — 0.4%
GYP Holdings III Corp., 2021 Term Loan B, 2.68%, 06/01/25	200	198,878

Building Products — 0.5%
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.38%, 07/31/26	149	149,921
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.10%, 12/14/24	100	99,342

		249,263

Capital Markets — 0.4%
Focus Financial Partners LLC
2021 Delayed Draw Term Loan, 3.00%, 06/24/28(f)	20	20,169
2021 Term Loan, 3.00%, 06/24/28	88	87,400
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.35%, 04/12/24(a)	95	94,463

		202,032

Chemicals — 1.4%
Axalta Coating Systems US Holdings Inc., USD Term Loan B3, 06/01/24(f)	250	247,785

Security	Par (000)	Value

Chemicals (continued)
Element Solutions, Inc., 2021 Term Loan B, 2.00%, 01/31/26(f)	$195	$194,636
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 2.65%, 03/02/26	135	134,493
PQ Corp., 2021 Term Loan B, 05/26/28(f)	54	53,955
W.R. Grace & Co.-Conn., 2021 Term Loan B3, (3 mo. LIBOR + 2.00%), 2.15%, 06/01/28(a)	92	91,540

		722,409

Commercial Services & Supplies — 1.9%
Aramark Services, Inc.
2019 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.85%, 01/15/27	302	298,560
2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.60%, 04/06/28	30	29,762
GFL Environmental, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 3.50%, 05/30/25	298	297,547
Prime Security Services Borrower LLC, 2021 Term Loan, 09/23/26(f)	249	249,103
US Ecology, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 2.60%, 11/01/26	100	99,495

		974,467

Construction & Engineering — 0.0%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24	2	1,534

Containers & Packaging — 0.2%
Berry Global, Inc., 2021 Term Loan Z, (1 mo. LIBOR + 1.75%), 1.83%, 07/01/26	89	88,625

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions LLC, 2017 Term Loan B, (1 mo. LIBOR + 1.75%, 1.00% Floor), 2.50%, 11/07/23	101	100,074
Frontdoor, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.25%), 2.35%, 05/20/28	31	31,000
ServiceMaster Company, LLC (The), 2019 Term Loan D, (1 mo. LIBOR + 1.75%), 1.88%, 11/05/26	100	99,554

		230,628

Diversified Financial Services — 0.0%
Belron Finance US LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 04/13/28	29	28,867

Diversified Telecommunication Services — 1.6%
CenturyLink, Inc., 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 2.35%, 03/15/27	200	197,135
Iridium Satellite LLC, 2021 Term Loan B, (1 mo. LIBOR + 6.75%, 1.00% Floor), 3.75%, 11/04/26	298	298,536
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.85%, 03/01/27	301	296,202

		791,873

Electrical Equipment — 0.4%
Generac Power Systems, Inc., 2019 Term Loan B, 1.84%, 12/13/26	188	187,775

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC, 2016 Term Loan B, 1.86%, 10/13/26	100	99,352

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Energy Equipment & Services — 0.6%
Dell International LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%, 0.25% Floor), 2.00%, 09/19/25	$298		$298,118

Environmental, Maintenance, & Security Service — 0.6%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 1.85%, 09/07/27	299		297,335

Equity Real Estate Investment Trusts (REITs) — 0.6%
VICI Properties LLC, Replacement Term Loan B, (1 mo. LIBOR + 1.75%), 1.84%, 12/20/24	302		299,324

Food & Staples Retailing — 0.3%
BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, 0.00%, 02/03/24(f)	131		131,257

Food Products — 1.8%
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.60%, 10/10/26	300		299,787
Hostess Brands LLC, 2019 Term Loan, (3 mo. LIBOR + 2.25%), 3.00%, 08/03/25	299		297,745
JBS USA LUX SA, 2019 Term Loan B, 05/01/26(f)	300		299,138

			896,670

Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc., 2020 Incremental Term Loan B4, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/06/27	544		544,036

Health Care Technology — 0.5%
IQVIA, Inc., 2018 USD Term Loan B3, 0.00%, 06/11/25(f)	249		247,664

Hotels, Restaurants & Leisure — 3.2%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.85%, 11/19/26	453		446,124
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 1.94%, 10/19/24	251		249,025
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.34%, 09/15/23	100		99,421
Churchill Downs Incorporated, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 12/27/24	99		98,645
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 2.11%, 03/10/28(a)	159		157,017
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 1.84%, 06/22/26	100		99,107
Playtika Holding Corp., 2021 Term Loan, 03/11/28(f)	—	(g)	400
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.65%, 07/10/25	443		443,546

			1,593,285

Household Durables — 0.5%
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 1.85%, 02/04/27	249		247,158

Household Products — 0.6%
Spectrum Brands, Inc., 2021 Term Loan, (3 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 03/03/28(a)	298		296,018

Interactive Media & Services(f) — 1.4%
Adevinta ASA, USD Term Loan B, 04/20/28	199		198,938
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, 02/15/24	499		495,091

			694,029

Security	Par (000)	Value

IT Services — 1.6%
Fleetcor Technologies Operating Company, LLC, 2021 Term Loan B4, 0.00%, 04/28/28(f)	$100	$99,792
Maximus, Inc., Term Loan B, 05/28/28(f)	76	75,937
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.85%, 11/16/26	335	332,930
WEX, Inc., 2021 Term Loan, 03/31/28(f)	299	296,596

		805,255

Life Sciences Tools & Services — 1.4%
Icon Luxembourg Sarl
1st Lien Term Loan B, 3.25%, 06/16/28	41	41,308
Term Loan B, 6.25%, 06/16/28	166	165,795
PPD, Inc., Initial Term Loan, (1 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 01/13/28	497	495,900

		703,003

Machinery — 1.2%
Allison Transmission, Inc., 2019 Term Loan B, 0.00%, 03/29/26(f)	50	50,042
Clark Equipment Co., 2021 Incremental Term Loan, 05/18/24(f)	93	92,582
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 05/14/28(a)	12	11,985
Gardner Denver, Inc., 2020 USD Term Loan B, 2.85%, 03/01/27	298	298,057
Terex Corporation 2018 Term Loan B, (3 mo. LIBOR + 2.00%, 0.75% Floor), 2.75%, 01/31/24	156	155,649

		608,315

Media — 6.0%
Cable One, Inc., 2021 Term Loan B4, 05/03/28(f)	141	140,365
Charter Communications Operating LLC, 2019 Term Loan B1, 04/30/25(f)	398	397,095
Cogeco Communications Finance (USA) LP, Term Loan B, (1 mo. LIBOR + 2.00%), 2.10%, 01/03/25	200	197,549
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.57%, 04/15/27	751	743,182
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 01/07/28	140	140,075
Gray Television, Inc., 2018 Term Loan C, (1 mo. LIBOR + 2.50%), 2.59%, 01/02/26	150	149,194
Midcontinent Communications, 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.85%, 08/15/26	200	199,161
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 09/19/26(f)	250	249,305
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR + 3.00%), 3.07%, 01/31/29	16	15,888
Virgin Media Bristol LLC, 2020 USD Term Loan Q, 01/31/29(f)	350	349,464
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.23%, 01/20/28	423	419,375

		3,000,653

Oil, Gas & Consumable Fuels — 0.5%
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%, 0.50% Floor), 2.25%, 01/31/28	250	250,158

Personal Products — 0.2%
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR + 2.00%), 0.00%, 01/26/24	85	84,835

3

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 4.0%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 02/22/28	$548	$547,972
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.84%, 08/01/27	250	245,579
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.09%, 11/15/27	499	494,345
Prestige Brands, Inc., 2021 Term Loan B, 3.00%, 06/11/28	42	42,018
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.10%, 06/02/25	699	695,771

		2,025,685

Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.85%, 08/21/25	201	199,009

Road & Rail — 0.2%
Genesee & Wyoming, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 2.15%, 12/30/26	100	98,779

Semiconductors & Semiconductor Equipment — 0.7%
Cabot Microelectronics Corp., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.13%, 11/17/25	249	247,642
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.10%, 09/19/26	99	99,074

		346,716

Software — 1.7%
Cloudera, Inc., Term Loan B, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 12/22/27	248	248,094
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.85%, 09/30/24.	297	297,228
SS&C Technologies, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.85%, 04/16/25	300	295,783

		841,105

Specialty Retail — 0.7%
Belron Finance US LLC, 2019 USD Term Loan B, (3 mo. LIBOR + 2.25%), 2.44%, 10/30/26	348	345,729

Technology Hardware, Storage & Peripherals — 0.5%
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.84%, 04/29/23	235	235,072

Security	Par (000)	Value

Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.60%, 04/23/28	$88	$87,800

Wireless Telecommunication Services — 0.7%
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 04/11/25	349	345,928

Total Floating Rate Loan Interests — 39.6% (Cost: $19,875,149)		19,759,091

Total Long-Term Investments — 88.7% (Cost: $44,073,636)		44,281,873

	Shares

Short-Term Securities

Money Market Funds — 118.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(h)(i)	59,020,168	59,020,168

Total Short-Term Securities — 118.2% (Cost: $59,020,168)		59,020,168

Total Investments — 206.9% (Cost: $103,093,804)		103,302,041

Liabilities in Excess of Other Assets — (106.9)%		(53,383,945)

Net Assets — 100.0%		$49,918,096

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $9,898,817, representing 19.8% of its net assets as of period end, and an original cost of $9,600,840.

(c)	Investment does not issue shares.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(g)	Amount is less than 500.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$23,164,229	$35,855,939	(a)	$—	$—	$—	$59,020,168	59,020,168	$—	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Private Investments Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Private Equity Investments
Direct Investments	$—	$—	$9,898,817	$9,898,817
Asset-Backed Securities	—	4,931,857	—	4,931,857
Corporate Bonds	—	9,692,108	—	9,692,108
Floating Rate Loan Interests	—	19,108,068	651,023	19,759,091
Short-Term Securities
Money Market Funds	59,020,168	—	—	59,020,168

	$59,020,168	$33,732,033	$10,549,840	$103,302,041

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Direct Investments	Floating Rate Loan Interests	Total

Assets
Opening balance, as of March 31, 2021	$3,000,000	$997,918	$3,997,918
Transfers into Level 3(a)	—	398,436	398,436
Transfers out of Level 3(b)	—	(748,602)	(748,602)
Accrued discounts/premiums	—	(65)	(65)
Net realized gain (loss)	—	(6)	(6)
Net change in unrealized appreciation (depreciation)	297,977	(555)	297,422
Purchases	6,600,840	107,295	6,708,135
Sales	—	(103,398)	(103,398)

Closing balance, as of June 30, 2021	$9,898,817	$651,023	$10,549,840

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021	$297,977	$(555)	$297,422

(a)

As of March 31, 2021, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2021, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of March 31, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2021, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

5

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Private Investments Fund

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	6